TRANSACTIONS AND BALANCES WITH RELATED PARTIES: (Details) - Related Parties [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Key management compensation expenses:
Salaries and short-term employee benefits	$ 204	$ 178	$ 422	$ 342
Long term employment benefits		11		22
Share-based compensation expenses	200	267	413	381
Key management personnel compensation expenses	$ 404	$ 456	$ 835	$ 745